SCOUT
REGIONAL
FUND


A no-load mutual fund
that seeks long-term
growth of both capital
and income by investing
in smaller regional
companies.


Quarterly Report
September 30, 1996


TO THE SHAREHOLDERS


Scout Regional Fund's total return (price change and reinvested distributions) for the calendar quarter ended September 30, 1996 was 0.67% in comparison with the unmanaged Value Line Composite Index and Lipper Small Co. Fund Index, which earned 1.05% and 1.15%, respectively for the same time period.

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

During the month of July the stock markets suffered a sharp correction.
In August stocks in general remained in a narrow trading range, then rebounded strongly in September to new highs. The small capitalization stocks lost more during the correction than the medium and large capitalization stocks and have come back less. Many of the technology, health care and consumer service stocks which fell the hardest during the decline recovered the most as momentum stocks came to the fore again.

Top 10 Equity Holdings
                                    Market          Percent
                                    Value           of Total
Layne Christensen Co.         $     806,000         1.83%
Southwestern Energy Co.             743,750         1.69%
Brunswick Corp.                     696,000         1.58%
NPC International Inc.              677,250         1.54%
Safety Kleen Corp.                  660,000         1.50%
Empire District Electric Co.        656,250         1.49%
CPI Corp.                           656,250         1.49%
Lawter International                625,625         1.42%
Bandag Inc.                         617,188         1.40%
Kerr McGee Corp.                    608,750         1.38%
Top 10 Equity Holdings Total:   $ 6,747,063        15.32%

Note: All market values based on 9/30/96 statement of assets.

The correction in July was caused by inflation fears, weakening earnings growth in many sectors and concerns about the length of this bull market. It appears now that the surging economic growth in the second calendar quarter will slow in the second half of this year. The flow of cash into aggressive growth funds started to slow in June reducing the support for the market.

In reaction to the extensive over-valuation in the stock markets and other economic concerns, Scout Regional Fund has maintained its defensive stance. The economic sector weighting in consumer cyclical stocks has been reduced and the weighting in consumer staples increased. The heavy weighting in utilities has been retained. The cash reserve has been held to use when market conditions provide significant buying opportunities.

PIE CHART

We appreciate you as a valued shareholder of Scout Regional Fund and continually welcome your questions or comments.


Sincerely,


/s/David B. Anderson
David B. Anderson
UMB Investment Advisors


FINANCIAL STATEMENTS
Statement of Net Assets
September 30, 1996

                                                                Market
        Shares  Company                                         Value

COMMON STOCKS - 77.91%
BASIC MATERIALS -  6.92%
        50,000  Amax Gold, Inc.                                 281,250
        15,000  Atchison Casting Co.                            228,750
        18,000  Cyprus Amax Minerals Co.                        387,000
        40,000  Fansteel, Inc.                                  275,000
        30,000  Huntco, Inc. Cl. A                              532,500
        35,000  Laclede Steel Co.                               148,750
        25,000  Midwest Grain Products, Inc.                    340,625
        18,000  Petrolite Corp.                                 603,000
        20,000  Santa Fe Pacific Gold                           250,000
                                                              3,046,875
CAPITAL GOODS - 9.12%
        12,500  Bandag, Inc.                                    617,188
        27,500  Bha Group, Inc.                                 398,750
	50,000	Green (A.P.) Industries Inc. 			500,000
	18,000	Harmon Industries, Inc. 			301,500
         7,000  Hon Industries, Inc.                            278,250
        50,000  Instituform Technologies Inc., Cl. A            400,000
        62,000  Layne Inc.                                      806,000
        50,000  Myr Group, Inc.                                 543,750
         5,000  Paul Mueller Company                            170,000
                                                              4,015,438
CONSUMER CYCLICAL - 21.25%
        30,000  Angelica Corp.                                  648,750
        15,000  Brown Group, Inc.                               348,750
        29,000  Brunswick Corp.                                 696,000
        35,000  CPI Corp.                                       656,250
         2,500  Caseys General Stores, Inc.                      43,750
         6,000  Dillards Dept. Stores, Inc. Cl. A               193,500
	16,000	Donnelley (R.R.) & Sons 			516,000
        20,000  First Alert, Inc.                               117,500
	35,000	Flexsteel Industries, Inc. 			411,250
        35,000  Kellwood Co.                                    581,875
         9,800  Lee Enterprises, Inc.                           224,175
	10,000	Mallinckrodt Group, Inc. 			416,250
         1,500  May Department Stores Co.                        72,937
        24,000  Maytag Corporation                              468,000
        18,150  MedPartners Inc.                                412,913
	86,000	NPC International, Inc. Cl. B 			677,250
        35,000  O'Sullivan Industries Holdings, Inc.            310,625
        40,000  Outboard Marine Corp.                           615,000
        20,000  Republic Group Inc.                             287,500
        40,000  Safety-Kleen Corp.                              660,000
        80,000  Sanfilippo (John B & Son), Inc.                 500,000
         1,000  Sonic Corp.                                      25,375
	34,000	Stuart Entertainment, Inc. 			195,500
        75,000  Toastmaster Inc.                                281,250
                                                              9,360,400
CONSUMER STAPLES - 12.12%
	15,000	Alberto-Culver Co. Cl. A 			549,375
	20,000	Beverly Enterprises, Inc. 			217,500
         5,000  Celestial Seasonings, Inc.                       97,500
        25,000  Clarcor Inc.                                    546,875
        35,000  Exabyte Corp.                                   525,000
        54,000  Isco, Inc.                                      526,500
	55,000	Lawter International, Inc. 			625,625
        18,000  Rival Co.                                       396,000
        20,000  Sealright Co.                                   235,000
         8,000  Sigma-Aldrich Corp.                             456,000
        82,500  TCBY Enterprises, Inc.                          360,937
	40,000	Vicorp Restaurants, Inc. 			580,000
	28,000	Winnebago Industries, Inc. 			224,000
                                                              5,340,312
ENERGY - 9.25%
         7,500  Helmerich & Payne Inc.                          327,187
        10,000  Kerr-Mcgee Corp.                                608,750
         2,500  Kn Energy, Inc.                                  88,125
        26,000  Laclede Gas Co.                                 630,500
         9,000  Mapco, Inc.                                     536,625
        40,000  Maverick Tube Corp.                             560,000
        12,000  Murphy Oil Corp.                                579,000
	23,000	St Joseph Light & Power Co. 			373,750
	10,000	St Mary Land & Exploration 			165,000
	20,000	Total Petroleum
                  North America Ltd.                            207,500
                                                              4,076,437
FINANCIAL - 2.13%
         2,000  Boatmen's Bancshares                            111,750
        10,000  Brenton Banks                                   247,500
         1,200  Commerce Bancshares Inc.                         46,800
         1,500  Kansas City Life Insurance Co.                   83,250
         1,000  Magna Group, Inc.                                28,000
	10,000	Old Republic International 			247,500
         4,000  Reinsurance Group of America, Inc.              175,500
                                                                940,300
MISCELLANEOUS - 3.95%
        15,000  Acx Technologies                                260,625
        60,000  B.I. Inc.                                       495,000
        10,000  Lawson Products                                 218,750
        10,000  Molex Inc.                                      372,500
        50,000  Stimsonite Corp.                                337,500
        10,000  Trion Inc.                                       56,250
                                                              1,740,625
TECHNOLOGY - 0.17%
        3,500   DII Group Inc.                                   72,625

TRANSPORTATION & SERVICE - 0.82%
	22,500	Werner Enterprises, Inc. 			360,000

UTILITIES - 12.18%
	38,000	Aliant Communications Inc. 			598,500
        15,000  Baldor Electric                                 294,375
        12,000  Calenergy, Inc.                                 382,500
	35,000	Empire District Electric Co. 			656,250
        15,000  Ies Industries, Inc.                            455,625
        15,000  Interstate Power Co.                            435,000
         8,000  Kansas City Power & Light Co.                   214,000
	50,000	Southwestern Energy Co. 			743,750
        16,000  Union Electric Co.                              590,000
        15,000  Utilicorp United, Inc.                          414,375
	20,000	Western Resources, Inc. 			582,500
                                                              5,366,875
TOTAL COMMON STOCKS - 77.91%                                 34,319,887


        Face                                                    Market
        Amount  Description                                     Value

CONVERTIBLE CORPORATE BONDS - 0.82%
$      384,000  Beverly Enterprises, Inc. CV.
                 Sub. Deb., 7.625%
                 due March 15, 2003                             360,960

SHORT-TERM CORPORATE NOTES - 21.50%
       500,000  AIG Funding Inc.,
                5.30%, due October 10, 1996                      499,264
       500,000  Aluminum Co. of America,
                5.35%, due November 1, 1996                      497,622
       500,000  Ameritech Cap Funding Corp.,
                5.29%, due October 16, 1996                      498,825
       500,000  Amoco Co.,
                5.25%, due November 22, 1996                     496,135
       500,000  Anheuser-Busch Cos., Inc.
                5.25% due October 15, 1996                       498,906
       500,000  BellSouth Telecommunications,
                5.30%, due October 4, 1996                       499,706
       500,000  Campbell Soup Co.,
                5.31%, due October 9, 1996                       499,336
       500,000  Coca-Cola Co.,
                5.28%, due October 8, 1996                       499,413
       500,000  du Pont E. I. de Nemours & Co.,
                5.25%, due October 7, 1996                       499,490
       500,000  Englehard Corp.,
                5.37%, due October 28, 1996                      497,912
       500,000  Gillette Co.,
                5.26% due October 3, 1996                        499,781
       500,000  IBM International Business Machines,
                5.34%, due October 23, 1996                      498,294
       500,000  Kellogg Co.,
                5.28%, due November 8, 1996                      497,140
       500,000  Monsanto Co.,
                5.42%, due October 25, 1996                      498,118
       500,000  Motorola Inc.,
                5.31%, due October 21, 1996                      498,451
       500,000  Philip Morris Cos., Inc.,
                5.24%, due October 9, 1996                       499,345
       500,000  Southwestern Bell Telephone,
                5.26%, due October 25, 1996                      498,174
       500,000  Toys "R" Us,
                5.38%, due October 23, 1996                      498,281
       500,000  Wal-Mart Stores, Inc.,
                5.25%, due October 29, 1996                      497,885
TOTAL SHORT-TERM
CORPORATE NOTES - 21.50%                                       9,472,078

REPURCHASE AGREEMENT - 0.84%
       370,000  Northern Trust Co.,
                5.58%, due October 1, 1996
                (Collateralized by
                U.S. Treasury Notes, 6.125%,
                due August 31, 1998)                             370,000

TOTAL INVESTMENTS - 101.07%                          $       44,522,925

Other assets less liabilities - 1.07%                         (470,277)

TOTAL NET ASSETS - 100.00%
                (equivalent to $10.45 per share;
                10,000,000 shares of $1.00 par
                value capital shares authorized;
                4,215,242.591 shares outstanding)   $       44,052,648


BASIS OF DETERMINING MARKET VALUE. Each investment is valued at the latest sales price on September 30, 1996, as reported by the principal exchange on which the issue is listed. If no sale is reported, or if unlisted, the average of the latest bid and asked price is used.

This report has been prepared for the information of the Shareholders of Scout Regional Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
  Larry D. Armel
  William E. Hoffman, D.D.S.
  Eric T. Jager
  Stephen F. Rose
  Stuart Wien

Officers
  Larry D. Armel, President
  P. Bradley Adams, Vice President & Treasurer
  Michael A. Brummel, Vice President
  Martin A. Cramer, Vice President & Secretary
  John G. Dyer, Vice President

Manager and Investment Counsel
  UMB Bank, n.a., Kansas City, Missouri

Legal Counsel
  Stradley, Ronon, Stevens & Young,
  Philadelphia, Pennsylvania
  John G. Dyer, Kansas City, Missouri

Custodian
  UMB Bank, n.a., Kansas City, Missouri


JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862